Long-term debt (Details) In Millions	Mar. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Mar. 31, 2011 Foreign Debt [Member] USD ($)	Mar. 31, 2011 Foreign Debt [Member] EUR (€)	Dec. 31, 2010 Foreign Debt [Member] USD ($)	Dec. 31, 2010 Foreign Debt [Member] EUR (€)	Mar. 31, 2011 Brazilian debt [Member] USD ($)	Dec. 31, 2010 Brazilian debt [Member] USD ($)
Long-term debt
US dollars			$ 1,078		$ 2,384
US dollars			2,580		2,530
Others			22		18
Others			278		217
Fixed Rate Notes - US dollar denominated			0		0
Fixed Rate Notes - US dollar denominated			10,236		10,242
Fixed Rate Notes - EUR denominated				0		0
Fixed Rate Notes - EUR denominated				1,055		1,003
Perpetual notes			0		0
Perpetual notes			78		78
Accrued charges			189		233		175	110
Accrued charges			0		0		0	0
Long-term debt	1,558	2,823	1,289		2,635		269	188
Long-term debt	22,027	21,591	14,227		14,070		7,800	7,521
Brazilian Reais indexed to Long-term Interest Rate - TJLP/CDI							86	76
Brazilian Reais indexed to General Price Index-Market (IGPM)							3,991	3,891
Basket of currencies							5	1
Basket of currencies							142	125
Non-convertible debentures							0	0
Non-convertible debentures							2,844	2,767
US dollars denominated							3	1
US dollars denominated							$ 823	$ 738